Acquisition (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 28, 2013
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 872
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 546